Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	66-0676831
Plan number	002
Fair Value	$ 53,817,952
Investment, Identifier [Axis]: Mutual fund | Vanguard Balanced Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	5,620,959
Investment, Identifier [Axis]: Mutual fund | Vanguard FTSE All-World EX US Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	2,307,145
Investment, Identifier [Axis]: Mutual fund | Vanguard Inflation Protected Securities Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,121,472
Investment, Identifier [Axis]: Mutual fund | Vanguard Institutional Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	16,322,924
Investment, Identifier [Axis]: Mutual fund | Vanguard Small Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	5,435,511
Investment, Identifier [Axis]: Mutual fund | Vanguard Total Bond Market Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,962,919
Investment, Identifier [Axis]: Mutual fund | Vanguard Treasury Money Market-Inst Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	4,410,204
The Procter & Gamble Company common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	8,948,880
Fair Value	16,550,299
The J.M. Smucker Company common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	38,733
Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	$ 38,021
Time deposit open account bearing interest at a variable rate (2.843% at December 31, 2025)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate (in percent)	2.843%
Fair Value	$ 9,765